SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - R$ / shares	Dec. 31, 2021	Dec. 31, 2020
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rates	R$ 1.00
Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Exchange rates	5.5805	R$ 5.1967
Brazilian Reais [Member] | Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Exchange rates	6.3210	R$ 6.3779
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Exchange rates	R$ 1.00